COMBINED CARVE-OUT STATEMENTS OF CHANGES IN EQUITY - Codere Online Business [Member] - EUR (€) € in Thousands	Issued capital [member]	Net Income Loss [Member]	Retained earnings [member]	Net Parent Investment [Member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total Equity [Member]
Balance – September 30, 2020 at Dec. 31, 2018	€ 60		€ (1,505)	€ (17,904)		€ (19,349)	€ (1)	€ (19,350)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(16,191)				(16,191)	98	(16,093)
Other comprehensive income/(loss) for the year					(160)	(160)		(160)
Total comprehensive income/ (loss) for the year	60	(16,191)	(1,505)	(17,904)	(160)	(35,700)	97	(35,603)
Appropriation of result		16,191	(16,191)
Net change in Parent investment				4,270		4,270		4,270
Balance – September 30, 2021 at Dec. 31, 2019	60		(17,696)	(13,634)	(160)	(31,430)	97	(31,333)
Balance – September 30, 2020 at Dec. 31, 2019	60		(17,696)	(13,634)	(160)	(31,430)	97	(31,333)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year		(16,274)				(16,274)	(5)	(16,279)
Other comprehensive income/(loss) for the year					1,109	1,109		1,109
Total comprehensive income/ (loss) for the year	60	(16,274)	(17,696)	(13,634)	949	(46,595)	92	(46,503)
Appropriation of result		16,274	(16,274)
Net change in Parent investment				6,578		6,578		6,578
Balance – September 30, 2021 at Dec. 31, 2020	€ 60		€ (33,970)	€ (7,056)	€ 949	€ (40,017)	€ 92	€ (39,925)